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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-06362

Invesco Municipal Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Colin Meadows     1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/12

2411211

012213 (1) BO

Item 1.  Schedule of Investments.

Invesco Municipal Trust Effective December 3, 2012, Invesco Van Kampen Municipal Trust was renamed Invesco Municipal Trust. Quarterly Schedule of Portfolio Holdings November 30, 2012

invesco.com/us VK-CE-MUNI-QTR-1 11/12 Invesco Advisers, Inc

Schedule of Investments

November 30, 2012

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–157.17%

Alabama–2.05%

Alabama (State of) Incentives Financing Authority; Series 2012 A, Special Obligation RB	5.00%	09/01/42	$3,235	$3,738,431
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	2,150	2,429,586
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	1,650	1,904,413
Gadsden (City of); Series 2003 B, Unlimited Tax GO Wts. (c)(d)	5.25%	08/01/13	3,695	3,855,954
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,725	1,732,418
Phenix City (City of) Industrial Development Board (MeadWestvaco Coated Board); Series 2012, Ref. Environmental Improvement RB (e)	4.13%	05/15/35	1,000	1,014,850
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	1,950	2,282,163
				16,957,815

Alaska–0.54%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	3,160	3,786,723
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (a)	5.75%	03/01/16	700	703,129
				4,489,852

Arizona–3.46%

Apache (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2012 A, PCR	4.50%	03/01/30	3,000	3,186,450
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	1,700	2,034,594
Series 2008 B, Highway RB (b)	5.00%	07/01/26	2,545	3,013,814
Series 2011 A, Ref. Sub. Highway RB (b)	5.25%	07/01/32	2,500	3,070,500
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,090	1,134,483
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	545,595
Series 2010, RB	5.13%	05/15/40	1,100	1,198,714
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (a)	5.25%	01/01/32	1,035	1,107,243
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (c)(f)	5.00%	07/01/14	2,150	2,274,635
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (c)(f)	5.50%	06/01/14	625	662,038
Series 2009 E, PCR (c)(f)	5.75%	06/01/16	715	805,969
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	640	702,355
Series 2009, Education RB	7.13%	01/01/45	610	672,068
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,170	2,420,982
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (e)	6.55%	12/01/37	2,300	2,424,384
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	2,050	2,458,565
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	900	929,583
				28,641,972

California–10.99%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (a)(g)	0.00%	09/01/20	4,000	3,116,560
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (a)	5.25%	09/01/35	2,100	2,110,290

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	$6,000	$6,937,800
Series 2009 F-1, Toll Bridge RB (b)	5.00%	04/01/34	2,500	2,948,250
Series 2009 F-1, Toll Bridge RB (b)	5.13%	04/01/39	4,000	4,711,520
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/28	800	463,408
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (b)	5.00%	12/01/24	775	942,540
Series 2008 AE, Water System RB (b)	5.00%	12/01/25	975	1,182,860
Series 2008 AE, Water System RB (b)	5.00%	12/01/26	975	1,179,955
Series 2008 AE, Water System RB (b)	5.00%	12/01/27	575	683,422
Series 2008 AE, Water System RB (b)	5.00%	12/01/28	975	1,156,574
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,000	1,208,260
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,227,120
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (e)	5.30%	08/01/23	2,570	2,688,477
Series 2008 K, Home Mortgage RB (e)	5.45%	08/01/28	3,700	3,885,555
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (e)	5.00%	07/01/27	1,000	1,076,560
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	1,800	1,934,640
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,300	1,565,551
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,405,024
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,900	2,371,010
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	1,280	1,491,098
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,050	2,521,603
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,900	2,213,234
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	1,900	2,289,557
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	430	444,306
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	4,221,720
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/35	5,000	5,302,050
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/37	1,100	1,314,973
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,000	1,196,830
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,200	1,469,268
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (h)	5.50%	03/01/18	115	119,338
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,125	1,297,496
Regents of the University of California; Series 2012 G, Limited Project RB	5.00%	05/15/37	1,700	2,040,935
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,300	2,589,202
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	08/01/36	4,110	4,872,816
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/25	775	916,236
Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/26	1,550	1,820,041
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/36	3,360	3,999,677
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	2,250	2,726,797
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/34	2,500	2,940,400
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,100	2,396,457
				90,979,410

Colorado–2.64%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB	5.00%	03/01/41	3,850	4,541,190
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	4,875	5,317,163

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Colorado (State of) Health Facilities Authority (Evangelical Lutheran);
Series 2004 A, RB	5.25%	06/01/34	$1,000	$1,025,330
Series 2005, Health Facilities RB	5.00%	06/01/35	2,790	2,919,819
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	295	297,823
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	355	354,499
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,100	1,324,631
Series 2010, Private Activity RB	6.50%	01/15/30	1,400	1,757,210
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,850	2,165,592
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	915	948,727
Platte River Power Authority; Series 2009 HH, RB	5.00%	06/01/26	1,000	1,204,730
				21,856,714

Connecticut–0.78%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (a)(e)	6.60%	07/01/24	2,840	2,845,197
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (e)	5.50%	04/01/21	1,200	1,437,864
Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (e)	5.00%	05/15/31	1,545	1,703,950
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	465	465,823
				6,452,834

District of Columbia–1.35%

District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	2,400	2,861,976
Series 2009, Hospital RB	6.50%	10/01/29	700	847,966
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (a)	5.50%	10/01/41	4,000	4,657,840
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	775	921,956
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	1,575	1,865,934
				11,155,672

Florida–9.09%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,037,250
Series 2007, IDR	5.88%	11/15/36	1,000	1,005,940
Brevard (County of) Health Facilities Authority (Health First, Inc.); Series 2001, Health Care Facilities RB (INS-NATL) (a)	5.13%	04/01/31	3,380	3,385,307
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,270	2,732,422
Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	5,000	5,316,350
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,200	2,561,152
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	315	331,897
Florida (State of) Department of Transportation; Series 2004 A, Turnpike RB (b)	5.00%	07/01/29	5,000	5,353,250
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (e)	5.13%	06/01/27	1,650	1,961,140
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.38%	10/01/33	975	1,075,571
Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.50%	10/01/38	2,175	2,419,100
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR (c)(f)	5.15%	09/01/13	800	825,736
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (a)(e)	4.50%	09/01/34	295	311,496
Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/30	1,100	1,321,969
JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	3,100	3,618,599

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Lakeland (City of) (Lakeland Regional Health Systems);
Series 2006, Ref. Hospital System RB	5.00%	11/15/26	$5,000	$5,408,600
Series 2006, Ref. Hospital System RB	5.00%	11/15/32	5,000	5,365,700
Miami-Dade (County of) (Miami International Airport);
Series 2002, Aviation RB (INS-AGC) (a)(e)	5.38%	10/01/32	2,700	2,704,779
Series 2002, Aviation RB (INS-NATL) (a)(e)	5.38%	10/01/25	2,000	2,004,800
Series 2002 A, Aviation RB (INS-AGM) (a)(e)	5.13%	10/01/35	5,000	5,007,000
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,250	1,400,000
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	640	774,861
Miami-Dade (County of);
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,150	1,340,877
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,820	2,098,660
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	535	545,448
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	930	959,267
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/35	120	0
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	130	119,132
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	290	276,695
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,100	1,166,528
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	2,600	3,259,334
Series 2011, Ref. RB (b)	5.00%	10/01/31	2,565	3,062,636
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)(f)	5.35%	05/01/18	3,250	3,882,255
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	590	265,848
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB (h)	5.25%	10/01/27	400	432,168
Series 2007 A, Special Obligation RB (h)	5.75%	10/01/22	500	558,345
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	865	672,304
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	800	727,064
				75,289,480

Georgia–1.89%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	350	450,188
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	645	829,631
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	205	255,904
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	3,500	3,688,440
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,200	1,504,752
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,300	1,625,390
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,200	1,489,008
Augusta (City of); Series 2005 B, Airport Passenger Facility Charge & General RB (e)	5.35%	01/01/28	1,000	998,210
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (c)(f)	2.50%	03/01/13	710	713,422
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	1,000	1,211,100
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,150	1,326,076
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	1,500	1,535,115
				15,627,236

Guam–0.79%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	350	388,266
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	1,850	2,118,842
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	835	940,076
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,400	1,492,806

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–(continued)

Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	$780	$891,930
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	625	723,444
				6,555,364

Hawaii–0.57%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,000	1,151,250
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,050	2,325,541
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,215,960
				4,692,751

Idaho–0.51%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	750	904,155
Series 2008 A, RB	6.75%	11/01/37	1,000	1,205,280
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	760	791,365
Regents of the University of Idaho; Series 2011, Ref. General RB (c)(f)	5.25%	04/01/21	1,140	1,369,790
				4,270,590

Illinois–13.43%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	978,860
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,429,900
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	725	796,108
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	710	574,362
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/24	3,500	3,915,135
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/25	11,500	12,838,140
Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	4,000	4,561,920
Series 2012 B, Ref. Passenger Facility Charge RB (e)	5.00%	01/01/30	4,500	5,166,675
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	3,800	4,291,910
Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	3,975	4,489,484
Series 2011 A, Unlimited Tax GO Bonds (b)	5.00%	12/01/41	1,230	1,380,011
Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/42	1,000	1,133,350
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	3,795	4,475,785
Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	3,100	3,556,568
Series 2011, COP	7.13%	05/01/21	610	675,172
Series 2011, COP	7.13%	05/01/21	410	453,804
Series 2011 A, Sales Tax RB (b)	5.25%	01/01/38	1,905	2,269,503
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,500	2,898,250
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/29	2,100	2,534,343
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (h)(i)	5.50%	03/01/17	982	663,204
Deerfield (Village of);
Series 2011, Ref. CAB RB (g)	0.00%	10/01/31	237	53,209
Series 2011, Ref. RB	6.00%	10/01/42	446	373,538
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (i)	5.38%	03/01/16	1,000	350,330
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(e)(f)	3.50%	05/01/13	900	912,447
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,166,220
Illinois (State of) Finance Authority (Community Rehab Providers Facilities Acquisition Program); Series 2000 A, RB (d)	7.38%	07/01/25	1,640	1,627,274
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,125	1,268,854
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	1,161,450

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (b)	5.38%	08/15/24	$2,200	$2,622,004
Series 2009 A, RB (b)	5.75%	08/15/30	1,400	1,671,236
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	3,500	3,895,115
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,700	1,701,479
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,250	1,485,687
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,059,520
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group);
Series 2009 A, RB	7.25%	11/01/38	1,905	2,484,825
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	3,500	3,892,175
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	1,675	1,718,449
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,475	1,709,569
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	1,000	929,490
Series 2005 A, RB	6.00%	05/15/37	1,350	1,148,459
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (b)	5.50%	08/15/41	2,370	2,765,292
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/50	2,265	2,618,974
Series 2012 B, RB (b)	5.00%	12/15/28	1,700	2,051,560
Lake County Community Unit School District No. 116 (Round Lake); Series 1996, Unlimited Tax GO Bonds (d)	7.60%	02/01/14	250	271,130
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (b)	5.00%	12/15/41	3,075	3,560,266
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,800	4,648,160
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II);
Series 2005, Special Tax RB	6.25%	03/01/35	971	611,769
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	838	761,038
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (e)	7.00%	12/01/42	505	532,351
Will County Community School District No. 161 (Summit Hill);
Series 1999, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	01/01/16	675	661,514
Series 1999, Unlimited Tax CAB GO Bonds (d)(g)	0.00%	01/01/19	425	397,430
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	01/01/16	1,335	1,216,118
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(g)	0.00%	01/01/19	990	789,416
				111,198,832

Indiana–2.06%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	5,600	6,235,992
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,320	2,747,158
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,440	1,730,693
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,600	1,754,544
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	610	665,943
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	1,000	1,063,770
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/27	2,000	2,330,380
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (h)	5.75%	09/01/42	500	522,955
				17,051,435

Iowa–0.33%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,400	1,471,974
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,200	1,285,452
				2,757,426

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–0.51%

Cowley County Unified School District No. 465 (Winfield); Series 2003, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	10/01/22	$70	$72,319
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (b)	5.75%	11/15/38	3,500	4,174,240
				4,246,559

Kentucky–1.58%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	1,500	1,704,960
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,225	1,484,884
Series 2010 A, Hospital RB	6.50%	03/01/45	1,600	1,947,920
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/24	1,610	1,925,753
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/25	1,815	2,162,918
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,545	3,819,170
				13,045,605

Louisiana–1.57%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	989	395,847
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,150	1,252,339
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (a)	6.75%	06/01/26	2,000	2,541,940
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $4,132,605) (h)	5.75%	10/30/18	4,133	4,153,103
Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB (c)(e)(f)	5.25%	03/01/13	2,000	2,018,600
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,450	2,644,187
				13,006,016

Maryland–0.44%

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,400	1,509,942
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,236,060
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	765	877,952
				3,623,954

Massachusetts–10.06%

Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB	5.25%	07/01/30	350	391,275
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB	5.00%	11/01/26	1,000	1,215,270
Massachusetts (State of) Bay Transportation Authority;
Series 2006 B, Sr. Sales Tax RB	5.25%	07/01/21	1,000	1,318,490
Series 2007 A-2, Sr. Sales Tax CAB RB (g)	0.00%	07/01/21	715	551,501
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	4,020	4,644,829
Massachusetts (State of) Department of Transportation;
Series 1993 A, Turnpike RB (d)	5.00%	01/01/13	350	351,453
Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS-NATL) (a)(g)	0.00%	01/01/22	1,550	1,251,857
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,150	2,444,464
Massachusetts (State of) Development Finance Agency (Berkshire Health System); Series 2012 G, RB	5.00%	10/01/31	500	571,465
Massachusetts (State of) Development Finance Agency (Boston College);
Series 2008, RB	5.50%	06/01/26	400	551,388
Series 2010 R-1, RB	5.00%	07/01/31	350	420,150
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB	5.25%	04/01/37	500	581,010
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (INS-AGC) (a)	5.13%	11/15/35	500	559,445

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS-NATL) (a)	5.38%	02/01/28	$500	$578,935
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/30	700	790,055
Massachusetts (State of) Development Finance Agency (Children’s Hospital); Series 2010 N-4, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (j)(k)	0.18%	10/01/49	500	500,000
Massachusetts (State of) Development Finance Agency (CLG Pharmacy & Allied Health);
Series 2005 D, RB (INS-AGC) (a)	5.00%	07/01/35	500	538,730
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2010 A, RB	5.00%	01/01/40	250	270,818
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	253,995
Series 2005, RB	5.50%	01/01/35	450	456,696
Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB	5.70%	10/01/34	1,000	1,035,440
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (b)	5.00%	10/01/38	8,000	9,402,400
Massachusetts (State of) Development Finance Agency (Hillcrest Extended Care Services);
Series 2001 A, VRD RB (LOC-Bank of America, N.A.) (j)(k)	0.21%	10/01/26	435	435,000
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (a)	5.25%	07/01/33	300	354,111
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	353	268,830
Series 2011 A-1, RB	6.25%	11/15/46	567	421,663
Series 2011 A-2, RB	5.50%	11/15/46	49	31,173
Series 2011 B, RB (g)	0.00%	11/15/56	243	1,290
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/35	500	531,265
Massachusetts (State of) Development Finance Agency (M/SBRC); Series 2002 A, RB (INS-NATL) (a)	5.13%	02/01/34	2,765	2,768,622
Massachusetts (State of) Development Finance Agency (Massachusetts Eye & Ear Infirmary); Series 2010 C, RB	5.38%	07/01/35	500	550,945
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology);
Series 2002 K, RB (b)	5.50%	07/01/32	2,500	3,788,950
Series 2008 A, RB	5.00%	07/01/38	1,500	1,750,665
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	500	558,630
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/41	500	577,030
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/24	750	923,010
Massachusetts (State of) Development Finance Agency (Partners Healthcare System); Series 2007 G, RB	5.00%	07/01/47	600	672,282
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/36	975	1,137,269
Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	8.00%	04/15/39	250	312,818
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB	5.63%	10/15/40	500	560,670
Massachusetts (State of) Development Finance Agency (SRBC); Series 2002 A, RB (INS-NATL) (a)	5.13%	08/01/28	1,000	1,001,220
Massachusetts (State of) Development Finance Agency (Sterling & Francine Clark Art); Series 2010, RB	5.00%	07/01/40	500	579,700
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/40	500	556,700
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln);
Series 2009 B-1, TEMPS-85sm Senior Living Facility RB	7.25%	06/01/16	250	117,500
Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	665	332,500
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	500	622,940
Series 2011 I, RB	7.25%	01/01/32	825	1,062,385
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	500	583,885
Massachusetts (State of) Development Finance Agency (Wellesley College); Series 2012 J, RB	5.00%	07/01/42	150	181,005
Massachusetts (State of) Development Finance Agency (Winchester Hospital); Series 2010, RB	5.25%	07/01/38	700	777,777
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB (e)	5.63%	07/01/28	350	389,494
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/41	250	287,190

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Port Authority; Series 2010 A, RB	5.00%	07/01/40	$300	$347,820
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/41	3,425	3,966,732
Massachusetts (State of) School Building Authority;
Series 2005 A, Dedicated Sales Tax RB (b)(d)	5.00%	08/15/30	6,150	6,801,224
Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (a)(b)	4.50%	08/15/35	4,670	5,115,985
Massachusetts (State of) Water Pollution Abatement Trust (MWRA Program); Series 2002, RB	5.00%	08/01/32	50	50,181
Massachusetts (State of) Water Resources Authority;
Series 2007 B, Ref. General RB (INS-AGM) (a)	5.25%	08/01/31	500	697,240
Series 2009 B, RB	5.00%	08/01/22	1,200	1,482,492
Series 2011 B, General RB	5.00%	08/01/28	200	247,624
Series 2011 C, Ref. General RB (b)	5.00%	08/01/30	3,500	4,317,740
Series 2011 C, Ref. General RB (b)	5.00%	08/01/31	2,000	2,453,020
Massachusetts (State of);
Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (a)	5.50%	08/01/30	1,500	2,167,740
Series 2004 C, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.50%	12/01/17	455	560,774
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS-NATL) (a)	5.50%	01/01/23	1,000	1,291,260
Series 2006 A, VRD Unlimited Tax GO Bonds (j)	0.18%	03/01/26	1,000	1,000,000
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS-AMBAC) (a)	5.25%	06/01/19	1,975	2,023,506
				83,339,523

Michigan–1.04%

Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (a)	7.00%	07/01/27	2,715	3,445,986
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (c)(f)	5.25%	01/15/14	875	918,724
Series 2008 A, RB (c)(f)	5.50%	01/15/15	400	439,288
Michigan (State of) Housing Development Authority; Series 1999 A, RB (INS-NATL) (a)(e)	5.30%	10/01/37	105	105,123
Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS-SGI) (a)(e)	5.45%	12/15/32	1,500	1,503,240
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	2,000	2,175,380
				8,587,741

Minnesota–0.69%

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	1,850	2,262,994
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,200	1,467,588
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group);
Series 2006, Health Care Facilities RB	5.25%	05/15/36	1,850	1,961,999
				5,692,581

Missouri–1.71%

Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	160	160,267
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,342,536
Ellisville (City of) Industrial Development Authority (Gambrill Gardens);
Series 1999, Ref. & Improvement RB	6.10%	06/01/20	1,280	1,281,434
Series 1999, Ref. & Improvement RB	6.20%	06/01/29	1,000	1,000,620
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	750	918,067
Series 2011 A, Ref. RB	5.50%	09/01/28	1,515	1,845,634
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	590	619,264
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,247,172
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,000	1,092,310
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2012, RB	4.00%	11/15/42	1,625	1,690,715
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	625	637,681

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	$675	$721,231
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,589,145
				14,146,076

Nebraska–1.01%

Lincoln (City of); Series 2012, Ref. Electric System RB	5.00%	09/01/37	1,000	1,202,190
Omaha (City of) Public Power District;
Series 2006 A, Electric System RB (c)(d)	5.00%	02/01/14	2,620	2,763,733
Series 2011 B, RB (b)	5.00%	02/01/36	3,690	4,375,196
				8,341,119

Nevada–1.73%

Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (a)(e)	5.25%	07/01/34	4,000	4,103,840
Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)	5.00%	06/01/22	2,860	3,398,853
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (b)	5.00%	06/01/23	2,220	2,631,810
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,100	3,299,609
Reno (City of); Series 2002, Capital Improvement RB (INS-NATL) (a)	5.13%	06/01/26	930	931,655
				14,365,767

New Hampshire–0.03%

New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Health Care System RB	5.50%	07/01/34	250	257,348

New Jersey–19.27%

Bergen (County of) Utilities Authority; Series 2006, Water System PCR (INS-AMBAC) (a)	5.00%	12/15/31	1,750	1,918,560
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	750	788,640
Camden (County of) Municipal Utilities Authority;
Series 1990 B, Sewer CAB RB (INS-NATL) (a)(g)	0.00%	09/01/14	2,000	1,950,740
Series 1990 B, Sewer CAB RB (INS-NATL) (a)(g)	0.00%	09/01/15	2,500	2,386,500
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	02/01/21	1,000	1,217,730
East Orange (City of) Board of Education;
Series 1998, CAB COP (INS-AGM) (a)(g)	0.00%	08/01/19	1,845	1,515,169
Series 1998, CAB COP (INS-AGM) (a)(g)	0.00%	02/01/25	1,845	1,155,007
Series 1998, CAB COP (INS-AGM) (a)(g)	0.00%	02/01/28	2,850	1,547,835
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	1,000	1,193,700
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS-NATL) (a)	5.50%	10/01/28	1,000	1,381,550
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS-AGC) (a)	5.00%	04/01/21	775	911,439
Garden State Preservation Trust;
Series 2003 B, Open Space & Farmland Preservation CAB RB (INS-AGM) (a)(g)	0.00%	11/01/25	2,000	1,410,180
Series 2005 A, Open Space & Farmland Preservation RB (INS-AGM) (a)	5.75%	11/01/28	1,000	1,393,950
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/40	1,000	1,219,800
Middlesex (County of) Improvement Authority (Administration Building Residential Rental Housing); Series 2001, RB (CEP-FNMA) (e)	5.35%	07/01/34	1,000	1,001,330
New Jersey (State of) Economic Development Authority (American Water Co., Inc.);
Series 2010 B, Ref. Water Facilities RB (e)	5.60%	11/01/34	1,000	1,161,300
Series 2010 D, Ref. Water Facilities RB (e)	4.88%	11/01/29	500	558,355
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/38	1,000	1,084,870
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. Special Assessment RB	5.75%	10/01/21	1,500	1,684,185
Series 2002, Ref. Special Assessment RB	5.75%	04/01/31	1,000	1,125,380
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.88%	01/01/37	375	379,590

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (Middlesex Water Co.); Series 2002, Ref. Water Facilities RB (INS-AMBAC) (a)(e)	5.10%	01/01/32	$1,500	$1,502,010
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.);
Series 2007, RB	5.13%	06/15/27	525	562,349
Series 2007, RB	5.13%	06/15/37	700	736,554
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,650	3,017,158
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility);
Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	500	524,155
Series 2006, Ref. Retirement Community RB	5.25%	11/15/36	500	515,185
New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	2,000	2,063,520
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS-NATL) (a)	5.90%	03/15/21	35,000	42,575,400
Series 2004 A, Motor Vehicle RB (INS-BHAC) (a)(b)	5.25%	07/01/26	7,000	9,525,040
Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/26	1,500	2,008,875
Series 2007 U, School Facilities RB (INS-AGM) (a)(b)	5.00%	09/01/32	7,000	7,906,360
Series 2009 Z, School Facilities Construction RB (INS-AGC) (a)	5.50%	12/15/34	1,000	1,194,160
Series 2012, Ref. RB	5.00%	06/15/29	1,000	1,150,090
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/31	500	578,210
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB	5.50%	09/01/36	500	585,030
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB	6.00%	07/01/41	750	947,385
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB	5.63%	07/01/32	1,000	1,183,660
New Jersey (State of) Health Care Facilities Financing Authority (Childrens Specialized Hospital); Series 2005 A, RB	5.50%	07/01/36	1,500	1,553,400
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack University Medical Center);
Series 2008, RB (INS-AGC) (a)	5.13%	01/01/27	1,000	1,120,810
Series 2010, Ref. RB	5.00%	01/01/34	500	540,015
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/25	500	546,790
New Jersey (State of) Health Care Facilities Financing Authority (Kennedy Health System); Series 2012, Ref. RB	5.00%	07/01/42	500	560,400
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB (INS-AGC) (a)	5.00%	07/01/38	1,965	2,148,236
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB	5.00%	07/01/31	550	618,431
New Jersey (State of) Health Care Facilities Financing Authority (South Jersey Hospital);
Series 2006, RB	5.00%	07/01/36	2,000	2,098,500
Series 2006, RB	5.00%	07/01/46	2,000	2,093,000
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (d)	5.25%	07/01/23	1,000	1,332,870
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	1,000	1,159,750
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (d)	6.75%	07/01/19	4,250	5,289,337
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2009 A, Student Loan RB	5.63%	06/01/30	1,500	1,733,445
Series 2010 1-A, Ref. Student Loan RB (b)	5.00%	12/01/25	5,000	5,643,350
Series 2010 1-A, Ref. Student Loan RB (b)	5.00%	12/01/26	3,150	3,542,774
New Jersey (State of) Housing & Mortgage Finance Agency; Series 1997 A, MFH RB (INS-AMBAC) (a)(e)	5.55%	05/01/27	1,270	1,272,477

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/18	$1,000	$1,238,990
Series 2009 A, Transportation System CAB RB (g)	0.00%	12/15/39	6,000	1,758,240
Series 2009 C, VRD Transportation System RB (LOC-Wells Fargo Bank, N.A.) (j)(k)	0.14%	06/15/32	1,000	1,000,000
Series 2010 A, Transportation System CAB RB (g)	0.00%	12/15/30	1,600	787,920
Series 2010 A, Transportation System CAB RB (g)	0.00%	12/15/31	3,000	1,402,050
New Jersey (State of) Turnpike Authority;
Series 1991, RB (d)	6.50%	01/01/16	135	159,980
Series 1991, RB (INS-NATL) (a)	6.50%	01/01/16	255	297,047
Series 1991 C, RB (d)	6.50%	01/01/16	1,450	1,569,263
Series 1991 C, RB (INS-AGM) (a)	6.50%	01/01/16	580	685,554
Series 2005 A, Ref. RB (INS-AGM) (a)	5.25%	01/01/27	705	939,441
Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (j)(k)	0.16%	01/01/24	4,000	4,000,000
Series 2009 E, RB	5.25%	01/01/40	1,000	1,146,740
New Jersey Institute of Technology; Series 2012 A, RB	5.00%	07/01/42	500	588,000
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS-AGC) (a)	6.75%	12/01/38	600	769,992
North Hudson Sewerage Authority; Series 2012 A, Gross Revenue Lease Ctfs.	5.00%	06/01/42	1,000	1,155,800
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB	5.00%	05/01/42	500	574,850
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS-NATL) (a)(g)	0.00%	09/01/32	5,000	2,262,500
Rutgers State University of New Jersey; Series 1992 A, Ref. RB	6.40%	05/01/13	195	199,898
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS-AGM) (a)	5.25%	08/15/32	1,300	1,372,176
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	5.00%	06/01/41	2,330	2,107,578
University of Medicine & Dentistry of New Jersey; Series 1997 A, COP (INS-NATL) (a)	5.00%	09/01/17	700	719,404
				159,549,959

New Mexico–0.81%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (c)(f)	5.20%	06/01/20	1,000	1,158,100
Series 2010 C, Ref. PCR	5.90%	06/01/40	2,100	2,368,023
Jicarilla Apache Nation; Series 2003 A, RB (h)	5.00%	09/01/18	1,500	1,554,435
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	1,350	1,642,802
				6,723,360

New York–12.38%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,370	1,610,421
Series 2009, PILOT RB	6.38%	07/15/43	570	673,706
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	1,000	1,217,160
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/30	1,500	1,821,270
Series 2010 D, RB	5.25%	11/15/26	2,500	3,025,225
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010, Special Obligation RB	6.00%	12/01/42	710	849,380
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,050	2,452,436
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, Consolidated RB (INS-NATL) (a)	5.38%	03/01/28	2,000	2,579,580
One Hundred Fifty-Second Series 2008, Consolidated RB (b)(e)	5.00%	11/01/28	3,700	4,179,039
One Hundred Forty-Fourth Series 2006, Consolidated RB (b)	5.00%	10/01/35	14,900	17,090,300
New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB (b)	5.00%	06/15/38	8,800	9,645,064
Series 2005 D, Water & Sewer System RB (b)	5.00%	06/15/39	2,500	2,740,075
Series 2008 AA, Water & Sewer System RB (b)	5.00%	06/15/22	2,500	3,006,400

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (b)	5.25%	01/15/39	$3,400	$3,905,988
Subseries 2011 D-1, Future Tax Sec. RB (b)	5.00%	11/01/33	4,845	5,896,559
Subseries 2012 E-1, Future Tax Sec. RB	5.00%	02/01/42	5,000	5,944,050
Subseries 2012 F-1, Future Tax Sec. RB	5.00%	05/01/39	1,750	2,091,600
New York (City of);
Series 2004 G, Unlimited Tax GO Bonds (d)	5.00%	12/01/27	3,000	3,262,950
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,265	1,535,963
Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	4,775	5,635,789
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (b)	5.00%	03/15/30	2,220	2,697,145
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (a)	5.00%	10/01/23	3,000	3,576,090
New York (State of) Dormitory Authority; Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	6,755	7,601,199
New York (State of) Mortgage Agency; Series 2007 145, Homeowner Mortgage RB (e)	5.13%	10/01/37	900	944,568
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	1,800	2,194,380
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	2,000	2,430,120
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (e)	5.35%	11/01/37	1,600	1,713,456
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,870	2,167,124
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $848,563) (h)(i)	6.13%	02/15/19	1,000	10
				102,487,047

North Carolina–1.11%

North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	4,300	4,991,526
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	800	811,032
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (b)	5.00%	07/01/36	2,870	3,398,137
				9,200,695

North Dakota–0.39%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,121,450
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,000	2,072,040
				3,193,490

Ohio–22.00%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	275	247,550
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/33	1,270	1,506,944
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,190	1,349,579
Allen (County of) (Catholic Healthcare Partners); Series 2010 C, VRD Hospital Facilities RB (LOC-Union Bank, N.A.) (j)(k)	0.17%	06/01/34	1,120	1,120,000
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	2,470	2,829,484
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/20	1,000	1,206,910
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)	5.25%	02/15/19	3,000	3,604,890
Athens (County of) (O’Bleness Memorial Hospital); Series 2003 A, Ref. & Improvement Hospital Facilities RB	7.13%	11/15/33	1,000	1,019,140
Bowling Green (City of) (CFP I LLC - Bowling Green State University); Series 2010, Student Housing RB	5.75%	06/01/31	1,000	1,137,450
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/47	1,250	1,114,962
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/36	375	465,994
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	6.00%	11/01/38	700	736,701

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Cincinnati (City of); Series 2011 A, Ref. Water System RB (b)	5.00%	12/01/36	$5,000	$5,982,100
Cleveland (City of) & Cuyahoga (County of) Port Authority (Euclid Avenue - Fenn); Series 2005, Student Housing RB (INS-AMBAC) (a)	5.00%	08/01/28	1,000	996,700
Cleveland (City of);
Series 2005, Ref. Limited Tax GO Bonds (INS-AGM) (a)	5.50%	10/01/19	2,825	3,612,469
Series 2012 A, Ref. Airport System RB	5.00%	01/01/31	1,000	1,162,760
Cleveland State University; Series 2012, RB	5.00%	06/01/37	2,300	2,636,145
Columbus City School District;
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/24	1,000	1,208,430
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/26	1,000	1,201,390
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2004 B1, VRD RB (j)	0.14%	01/01/39	2,000	2,000,000
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	795	829,988
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/27	500	589,160
Cuyahoga (County of) (Menorah Park Center for Senior Living-Wiggins); Series 2003, Health Care Facilities Mortgage RB	6.80%	02/15/35	1,000	1,022,620
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax
GO Bonds (INS-NATL) (a)	6.20%	12/01/17	500	575,195
Franklin (County of) (Ohio Health Corp.);
Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/36	930	1,059,084
Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	750	854,100
Series 2011 A, Hospital Facilities RB (b)	5.00%	11/15/41	1,500	1,699,470
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/26	1,000	1,141,900
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	1,250	1,291,650
Hamilton (County of) (Metropolitan Sewer District); Series 2005 B, Sewer System Improvement RB (INS-NATL) (a)	5.00%	12/01/30	1,000	1,108,460
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS-AGM) (a)	5.00%	06/01/30	1,000	1,161,530
Hamilton (County of);
Series 2000 B, Sales Tax CAB RB (INS-AMBAC) (a)(g)	0.00%	12/01/23	2,000	1,345,100
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/32	1,000	1,150,380
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,300	1,573,195
Harrison (City of); Series 2003, Ref. & Improvement Wastewater System RB (c)(d)	5.25%	11/01/13	1,000	1,044,730
Kent State University; Series 2009 B, General Receipts RB (INS-AGC) (a)	5.00%	05/01/28	1,000	1,185,770
Lakewood City School District; Series 2007, Ref. School Improvement Unlimited Tax GO
Bonds (INS-AGM) (a)(b)	4.50%	12/01/31	8,000	8,773,680
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)	5.00%	04/01/24	1,475	1,671,278
Series 2006 H, Hospital Facilities RB (INS-AGC) (a)(b)	5.00%	02/01/24	5,840	6,621,509
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	500	545,765
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB	7.00%	11/01/45	1,000	1,148,440
Lucas (County of) (ProMedica Healthcare);
Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,234,520
Series 2011 A, Hospital RB	6.00%	11/15/41	1,000	1,243,460
Medina City School District (School Facilities); Series 2008, COP (INS-AGC) (a)	5.25%	12/01/31	1,000	1,164,870
Miami (County of) (Upper Valley Medical Center); Series 2006, Ref. & Improvement Hospital Facility RB	5.25%	05/15/26	700	753,298
Miami University; Series 2011, Ref. General Receipts RB (b)	5.00%	09/01/31	5,050	6,123,024
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	9,125	9,899,530
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS-NATL) (a)	6.25%	04/01/20	2,270	2,739,845

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB (c)(d)	6.00%	11/15/14	$1,550	$1,675,984
Series 2009 A, RB (c)(d)	6.25%	11/15/14	1,100	1,195,282
Series 2009 A, RB (c)(d)	6.25%	11/15/14	1,000	1,089,050
Series 2009 B, RB (c)(f)	5.25%	11/15/14	500	536,130
Series 2011 B, VRD RB (j)	0.18%	11/15/45	1,950	1,950,000
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	1,000	1,141,110
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	1,340	1,335,551
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B, Hospital RB (b)	5.13%	01/01/28	4,000	4,585,640
Series 2009 B, Hospital RB (b)	5.50%	01/01/34	1,000	1,163,160
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.);
Series 2009 B, Ref. RB (c)(f)	5.80%	12/01/38	1,500	1,746,525
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (a)(b)(e)	4.80%	09/01/36	15,500	16,366,915
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009, Ref. PCR (c)(f)	2.25%	09/15/16	1,000	1,013,910
Series 2009 A, RB	5.70%	08/01/20	625	755,525
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,450	4,031,014
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health); Series 2012, RB	5.00%	01/01/38	1,000	1,155,850
Ohio (State of) Higher Educational Facility Commission (Hospital University); Series 2007, RB (INS-BHAC) (a)(b)	4.75%	01/15/46	10,000	10,931,400
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,585	1,846,129
Series 2010, Hospital Facilities RB	5.75%	11/15/40	600	693,684
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (c)(d)	6.75%	01/15/15	2,000	2,266,300
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/30	750	877,927
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (e)	5.85%	09/20/28	1,125	1,269,776
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 1999 A1, Residential Mortgage RB (CEP-GNMA) (e)	5.25%	09/01/30	110	110,149
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (b)(e)	5.30%	09/01/28	355	368,480
Series 2008 D, Residential Mortgage RB (CEP-GNMA) (b)(e)	5.40%	03/01/33	676	703,528
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (b)	5.50%	09/01/39	1,958	2,024,298
Ohio (State of) Housing Finance Agency;
Series 1985, SFH Mortgage RB (c)(d)(g)	0.00%	01/15/14	1,000	900,540
Series 1985, SFH Mortgage RB (c)(d)(g)	0.00%	07/15/14	4,850	4,579,467
Series 1985, SFH Mortgage RB (d)(g)	0.00%	01/15/15	5,550	5,489,449
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS-NATL) (a)(g)	0.00%	02/15/30	1,000	520,120
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/31	1,000	1,170,040
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.);
Series 2009 A, Ref. PCR (c)(f)	5.88%	06/01/16	2,375	2,685,864
Ohio State University;
Series 2010 D, RB (d)	5.00%	12/01/30	45	64,103
Series 2010 D, RB	5.00%	12/01/30	955	1,308,627
Summit (County of) Port Authority (University of Akron Student Housing); Series 2011, Lease RB	5.00%	01/01/30	500	574,995
Summit (County of);
Series 2003, Various Purpose Limited Tax GO Bonds	5.25%	12/01/22	1,820	1,907,469
Series 2003, Various Purpose Limited Tax GO Bonds	5.25%	12/01/23	1,395	1,462,044
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/28	1,000	1,182,300
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	800	825,440

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/34	$750	$880,185
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/29	650	749,827
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/29	1,000	1,151,450
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/31	1,000	1,156,260
				182,132,646

Oklahoma–0.02%

Oklahoma (State of) Housing Finance Agency; Series 1991 B, SFH Mortgage RB (CEP-GNMA) (e)	8.00%	08/01/18	140	143,133

Pennsylvania–1.67%

Beaver (County of) Industrial Development Authority (FirstEnergy Generation Corp.); Series 2006 B, Ref. VRD PCR (LOC-Citibank, N.A.) (j)(k)	0.19%	12/01/35	2,845	2,845,000
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/35	1,000	1,153,340
Series 2010 D, RB	5.00%	01/01/40	1,750	2,001,300
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,900	2,126,765
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (a)	5.00%	06/01/39	1,825	2,046,628
Subseries 2010 B-2, Sub. Conv. CAB RB (g)	0.00%	12/01/28	2,250	2,276,865
Subseries 2010 B-2, Sub. Conv. CAB RB (g)	0.00%	12/01/34	1,400	1,396,164
				13,846,062

Puerto Rico–5.52%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, Sr. Lien RB	6.00%	07/01/38	2,050	2,173,820
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	1,840	1,858,768
Series 2012 A, Sr. Lien RB	6.00%	07/01/47	1,015	1,106,441
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.00%	07/01/28	2,000	2,074,320
Series 2008 WW, RB	5.25%	07/01/33	2,500	2,602,250
Series 2008 WW, RB	5.50%	07/01/21	1,000	1,106,310
Series 2010 CCC, RB	5.25%	07/01/27	2,800	2,993,900
Series 2010 XX, RB	5.25%	07/01/40	2,600	2,692,768
Series 2010 XX, RB	5.75%	07/01/36	650	698,029
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	1,250	1,379,050
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB (c)(d)	5.25%	07/01/14	90	96,842
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB	5.75%	08/01/37	2,500	2,790,150
First Subseries 2010, Conv. CAB RB (g)	0.00%	08/01/33	1,260	1,129,615
First Subseries 2010 A, CAB RB (g)	0.00%	08/01/34	4,500	1,425,465
First Subseries 2010 A, RB	5.38%	08/01/39	2,820	3,062,210
First Subseries 2010 A, RB	5.50%	08/01/42	2,300	2,495,914
First Subseries 2010 C, RB	5.25%	08/01/41	4,050	4,357,759
Series 2011 C, RB (b)	5.00%	08/01/40	3,900	4,323,228
Series 2011 C, RB (b)	5.25%	08/01/40	6,495	7,320,190
				45,687,029

South Carolina–2.99%

Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB (b)	5.25%	12/01/25	1,000	1,117,180
Series 2005, Installment Purchase RB (b)	5.25%	12/01/26	3,000	3,352,110
South Carolina (State of) Educational Facilities Authority (Furman University); Series 2006 B, VRD RB (j)	0.19%	10/01/39	8,700	8,700,000
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.); Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	2,500	2,508,875

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	$1,960	$2,036,146
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,143,940
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	517	398,583
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/47	222	1,112
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	900	914,328
Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,000	1,008,130
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (b)	5.00%	01/01/33	3,000	3,568,890
				24,749,294

Tennessee–0.84%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,225	2,391,942
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	2,650	2,976,692
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/26	1,500	1,551,120
				6,919,754

Texas–11.64%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	1,575	1,699,425
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,225	1,445,684
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/19	1,440	1,727,899
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	555	564,330
Dallas Area Rapid Transit; Series 2012, Ref. Sr. Lien Sales Tax RB	5.00%	12/01/42	2,000	2,409,640
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 C, Ref. & Improvement Joint RB	5.00%	11/01/45	2,390	2,746,468
Series 2012 G, Ref. RB	5.00%	11/01/34	4,000	4,641,120
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	5,250	5,925,203
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/37	2,000	2,386,060
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	825	1,047,709
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,000	1,138,950
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)	5.00%	11/15/36	2,750	3,192,695
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/31	1,865	2,284,923
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/33	900	1,092,051
Series 2011 D, First Lien Combined Utility System RB (b)	5.00%	11/15/36	995	1,188,687
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (c)(f)	0.91%	06/01/17	1,600	1,600,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	3,320	3,737,822
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,400	1,618,540
Lower Colorado River Authority;
Series 2010 A, Ref. RB	5.00%	05/15/40	1,600	1,839,504
Series 2012 B, Ref. RB	5.00%	05/15/32	2,275	2,699,765
Series 2012 B, Ref. RB	5.00%	05/15/37	3,200	3,727,904
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2007, RB	5.50%	02/15/32	1,100	1,164,570
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (c)(f)	5.60%	03/01/14	1,250	1,301,063
Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (c)(e)(f)	6.00%	08/01/13	1,500	1,555,755

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	$1,000	$1,182,690
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,201,890
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,502,363
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	2,850	3,236,488
Series 2008 L-2, Ref. First Tier System RB (c)(d)	6.00%	01/01/13	1,550	1,557,735
Series 2011 A, Special Projects System RB (b)	5.50%	09/01/36	2,895	3,549,588
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,059,360
Series 2007, Retirement Facility RB	5.75%	11/15/37	550	576,752
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,500	5,772,305
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	450	458,762
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	6.25%	07/01/28	3,300	4,024,746
Texas (State of) Municipal Power Agency; Series 1993, CAB RB (d)(g)	0.00%	09/01/15	80	78,875
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds (b)	5.00%	04/01/28	5,750	6,760,448
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	1,000	1,135,290
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/27	2,500	3,001,725
Texas Municipal Gas Acquisition & Supply Corp.;
Series 2012, Gas Supply RB	5.00%	12/15/29	2,950	3,299,368
Series 2012, Gas Supply RB	5.00%	12/15/31	1,000	1,111,300
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,550	1,916,280
Texas Public Property Finance Corp. (Mental Health & Retardation); Series 1993, Ref. RB (INS-AGM) (a)	5.50%	09/01/13	100	101,134
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	1,975	2,132,170
				96,395,036

Utah–0.80%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	800	831,440
Utah (State of) Transit Authority; Series 2012, Ref. Sales Tax RB	5.00%	06/15/42	5,000	5,822,100
				6,653,540

Vermont–0.12%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	1,000	1,028,430

Virgin Islands–1.56%

University of the Virgin Islands; Series 2004 A, Improvement RB (c)(d)	5.38%	12/01/14	1,000	1,096,860
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	3,300	3,312,243
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note – Diageo);
Series 2009 A, Sub. RB	6.63%	10/01/29	725	863,584
Series 2009 A, Sub. RB	6.75%	10/01/19	1,000	1,191,660
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A, Sub. RB	6.00%	10/01/39	2,000	2,251,700
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,775	1,994,159
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,000	2,223,500
				12,933,706

Virginia–0.67%

Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (d)	5.50%	06/01/26	2,315	2,499,459
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (e)	5.50%	01/01/42	1,405	1,588,114

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	$1,394	$1,507,736
				5,595,309

Washington–2.24%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. CAB RB (INS-NATL) (a)(g)	0.00%	02/01/24	5,000	3,566,400
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/26	1,525	1,871,892
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,350	1,349,258
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/31	2,300	2,790,015
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (b)	5.00%	06/01/33	1,500	1,819,545
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (b)	5.00%	02/01/41	2,325	2,633,481
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (c)(d)	6.25%	05/15/21	1,025	1,434,036
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/46	1,250	1,397,625
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (h)	6.00%	01/01/27	1,545	1,676,989
				18,539,241

West Virginia–1.01%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (e)	5.50%	10/15/37	3,500	3,739,855
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,000	1,079,360
Series 2008, RB	6.25%	10/01/23	1,100	1,184,898
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,060	1,202,443
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,020	1,148,775
				8,355,331

Wisconsin–0.98%
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	450	498,749
Series 2007 B, Collateralized Utility RB (e)	5.75%	11/01/37	410	441,172
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (c)(f)	5.13%	08/15/16	1,000	1,115,040
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,305	1,564,943
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (b)(e)	5.30%	09/01/23	2,545	2,790,338
Series 2008 A, Home Ownership RB (b)(e)	5.50%	09/01/28	455	492,533
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,010	1,243,441
				8,146,216

Wyoming–0.30%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (e)	5.60%	12/01/35	1,000	1,067,310
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,391,784
				2,459,094

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Value
TOTAL INVESTMENTS(l)–157.17% (Cost $1,166,627,096)	$1,301,368,044
FLOATING RATE NOTE OBLIGATIONS–(25.17)%
Notes with interest rates ranging from 0.15% to 0.32% at 11/30/12 and contractual maturities of collateral ranging from 06/01/22 to 01/15/46 (See Note 1D)(m)	(208,450,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(31.74)%	(262,800,000)
OTHER ASSETS LESS LIABILITIES–(0.26)%	(2,123,224)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%	$827,994,820

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.	LOC	—Letter of Credit
AGC	—Assured Guaranty Corp.	MFH	—Multi-Family Housing
AGM	—Assured Guaranty Municipal Corp.	NATL	—National Public Finance Guarantee Corp.
AMBAC	—American Municipal Bond Assurance Corp.	PCR	—Pollution Control Revenue Bonds
BHAC	—Berkshire Hathaway Assurance Corp.	PILOT	—Payment-in-Lieu-of-Tax
CAB	—Capital Appreciation Bonds	RAC	—Revenue Anticipation Certificates
CEP	—Credit Enhancement Provider	RB	—Revenue Bonds
Conv.	—Convertible	Ref.	—Refunding
COP	—Certificates of Participation	Sec.	—Secured
CR	—Custodial Receipts	SFH	—Single-Family Housing
Ctfs.	—Certificates	SGI	—Syncora Guarantee, Inc.
FGIC	—Financial Guaranty Insurance Co.	Sr.	—Senior
FNMA	—Federal National Mortgage Association	Sub.	—Subordinated
GNMA	—Government National Mortgage Association	TEMPS	—Tax-Exempt Mandatory Paydown Securities
GO	—General Obligation	VRD	—Variable Rate Demand
IDR	—Industrial Development Revenue Bonds	Wts.	—Warrants
INS	—Insurer

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security subject to the alternative minimum tax.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(g)	Zero coupon bond issued at a discount.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2012 was $9,680,547, which represented 1.17% of the Trust’s Net Assets.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2012 was $1,675,239, which represented less than 1% of the Trust’s Net Assets.

(j)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2012.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	7.2%
Assured Guaranty Corp.	6.3
National Public Finance Guarantee Corp.	6.0

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2012. At November 30, 2012, the Trust’s investments with a value of $395,504,349 are held by Dealer Trusts and serve as collateral for the $208,450,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2012

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield (for debt obligations), quality, coupon rate (for debt obligations), maturity (for debt obligations), type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Trust

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$--	$1,301,368,044	$--	$1,301,368,044

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2012 was $103,470,426 and $69,547,972, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$138,790,002
Aggregate unrealized (depreciation) of investment securities	(5,462,774)
Net unrealized appreciation of investment securities	$133,327,228
Cost of investments for tax purposes is $1,168,040,816.

Invesco Municipal Trust

Item 2.  Controls and Procedures.

(a)	As of November 19, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

2411146

012213 (1) BO

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2013

2286988

011713 (1) BO

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.